Derivative Instruments and Hedging Activities (Summary of Derivatives Additional Information Including Notional Amounts) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Foreign exchange forward contracts
Derivative [Line Items]
Notional amount	¥ 740,464	¥ 701,880
Fair value	4,361	(304)
Currency option contracts purchased
Derivative [Line Items]
Notional amount	473	53,846
Fair value	7	179
Currency option contracts written
Derivative [Line Items]
Notional amount	460	58,825
Fair value	(5)	(35)
Currency swap agreements
Derivative [Line Items]
Notional amount	893,874	959,777
Fair value	(1,006)	(5,564)
Other currency contracts
Derivative [Line Items]
Notional amount	62,080	68,513
Fair value	1,811	2,084
Interest rate swap agreements
Derivative [Line Items]
Notional amount	994,133	339,934
Fair value	(16,019)	(11,346)
Interest rate swaption agreements
Derivative [Line Items]
Notional amount	18,700	5,300
Fair value	(58)	(18)
Equity future contracts
Derivative [Line Items]
Notional amount	63,354	58,725
Fair value	(871)	308
Equity swap agreements
Derivative [Line Items]
Notional amount	103,409	63,107
Fair value	18,281	¥ (7,640)
Bond future contracts
Derivative [Line Items]
Notional amount	56,546
Fair value	16
Commodity future contracts
Derivative [Line Items]
Notional amount	1,465
Fair value	¥ 0